QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly results of operations [Abstract]
Net sales	$ 306,193,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000		$ 220,496,000	$ 269,545,000	$ 301,660,000	$ 204,205,000		$ 852,658,000	$ 792,487,000	$ 1,034,857,000	$ 995,906,000	$ 951,374,000
Gross profit	70,693,000	49,899,000	65,822,000	67,029,000	27,782,000		45,845,000	62,643,000	70,575,000	36,897,000		186,981,000	160,633,000	210,532,000	215,960,000	201,533,000
Net income (loss)	(3,673,000)	(15,220,000)	(458,000)	2,063,000	(70,892,000)	[1]	(19,632,000)	(6,394,000)	(409,000)	54,102,000	[2]	(24,049,000)	(69,287,000)	(84,507,000)	27,667,000	(76,752,000)
Gain (loss) on modification or extinguishment of debt	(3,607,000)		0		(27,863,000)					98,200,000		(3,607,000)	(27,863,000)	(27,863,000)	98,187,000	0
Increase in environmental reserve		1,600,000
Public offering of equity securities															300,000,000
Write-off of previously capitalized offering costs							$ 1,571,000							$ 0	$ 1,571,000	$ 0

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.